Fees Summary	May 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 146,680,000.00
Previously Paid Amount	0.00
Total Fee Amount	20,256.51
Total Offset Amount	0.00
Net Fee	$ 20,256.51
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A